Related Party Disclosures - Compensation of Key Management Personnel (Detail) - Individual	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total	314	196
Regular Directors
Disclosure of transactions between related parties [line items]
Total	131	99
General Manager
Disclosure of transactions between related parties [line items]
Total	6	1
Area and department Managers
Disclosure of transactions between related parties [line items]
Total	177	96